Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (95,255)	$ (38,488)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,487	98
Impairment charges	1,370	400
Equity-based compensation	11,035	131
Cantor commitment fee paid in common stock	1,600
Loss on settlement of the forward purchase agreement paid in common stock	270
Release of forward purchase agreement collateral upon cancellation	26,773
Vendor share issuance paid in common stock	376
Amortization of consulting fees paid in common stock	4,679
Change in fair value of convertible debentures	28,180	21,703
Change in fair value of warrants	(2,076)
Conversion of accrued interest	593
PIK interest	130
Amortization of debt issuance costs	91
Contributions in the form of rent payments	225	547
Amortization of right-of-use assets	28
Accretion of operating lease liabilities	(28)
Recognition of prepaid offering costs upon election of fair value option	107
Accretion of interest earned on investment in convertible promissory note		(32)
Other	6	14
Changes in operating assets and liabilities:
Supplies	(1,018)	(295)
Prepaid expenses and consulting fees	(2,832)	117
Other current assets	(91)	(6)
Other assets	(100)
Cloud computing arrangements	(1,773)	(2,488)
Reinsurance recoverables	890	305
Accounts payable	127	3,090
Accrued and other liabilities	2,336	154
Policy reserves	(890)	(305)
Net cash used in operating activities	(23,760)	(15,055)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(110)	(118)
Asset acquisition, net of cash acquired		(63)
Development of internal use software	(1,760)	(124)
Acquisition of convertible promissory note		(50)
Net cash used in investing activities	(1,870)	(355)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of related party convertible debentures		3,250
Proceeds from issuance of convertible debentures	28,000	7,250
Warrant repurchase	(507)
Senior PIK Notes proceeds	3,458
Reverse recapitalization proceeds	23,237
Forward purchase agreement	(30,561)
Forward purchase agreement collateral release	2,362
Deferred offering costs	(540)	(107)
Related party promissory note	(1,160)
Proceeds received from stockholder subscription receivable		3,750
Net cash provided by financing activities	24,289	14,143
Net increase in cash and cash equivalents	(1,341)	(1,267)
Cash and cash equivalents at beginning of period	6,856	8,123
Cash and cash equivalents at end of period	5,515	6,856
NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of phantom equity to stock options		54
Issuance of warrants		1
Conversion of debt	88,382
Conversion of preferred stock	21,854
Accrued internal use software	239
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest, net of amounts capitalized	$ 1,219	$ 1,131